May 30, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Nile Capital Investment Trust, File Nos. 333-164528 and 811-22834

Dear Sir/Madam:

On behalf of Nile Capital Investment Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust's Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to change the name of the Nile Africa Natural Resources Fund to the Nile Global Frontier Fund and make related revisions to investment strategies and risks.

The Registrant believes that the Prospectus of the newly-named Nile Global Frontier Fund is substantially similar to the Prospectus of the Nile Africa Natural Resources Fund dated July 2, 2012, which was previously reviewed by the Commission's staff, except that (1) the Fund's 80% investment policy now addresses Frontier market issuers rather than African Natural Resources issuers and (2) principal investment risks no longer reference African risk and natural resource risk, but instead give greater detail as to Frontier market risk and also include credit risk, interest rate risk, liquidity risk and lower-rated security risk.

The Registrant believes that the SAI for the Fund is substantially similar to the SAI of the Fund dated July 2, 2012, which was previously reviewed by the Commission's staff, except that the current SAI differs with respect to minor updating information.

Based upon the preceding and pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), the Registrant has authorized us to request, on its behalf, selective review of the above referenced Registration Statement.

The Registrant has authorized Thompson Hine LLP to convey to you that the Registrant acknowledges the following:

1.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.

Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Parker D. Bridgeport at (614) 469-3238.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP